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                                  CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Janus Adviser Series (the Registrant"). Registrant's 1933 Act No. is 333-33978 and Registrant's 1940 Act No. is 811-09885.

         2. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 16 ("PEA No. 16") on November 26, 2003, pursuant to Rule 485(b) under the 1933 Act for the following funds:

                  Janus Adviser Balanced Fund
                  Janus Adviser Capital Appreciation Fund
                  Janus Adviser Core Equity Fund
                  Janus Adviser Flexible Income Fund
                  Janus Adviser Foreign Stock Fund
                  Janus Adviser Growth Fund
                  Janus Adviser Growth and Income Fund
                  Janus Adviser International Growth Fund
                  Janus Adviser Mid Cap Growth Fund
                  Janus Adviser Mid Cap Value Fund
                  Janus Adviser Money Market Fund
                  Janus Adviser Risk-Managed Core Fund
                  Janus Adviser Risk-Managed Growth Fund
                  Janus Adviser Small Company Value Fund
                  Janus Adviser Worldwide Fund

                  (collectively, the "Funds").

         3.       The text of PEA No. 16 has been filed electronically.


         DATED:  December 1, 2003
                                                JANUS ADVISER SERIES
                                                on behalf of the Funds



                                                By:    /s/ Bonnie M. Howe
                                                    ----------------------------
                                                    Bonnie M. Howe
                                                    Vice President